Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration Bond ETF
FIRST QUARTER REPORT
January 31, 2026 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration Bond ETF | 2026
Asset-Backed Securities - Non-Agency 10.0%
Issue
Description
Principal
Amount
($) Value ($)
Ally Auto Receivables Trust 2024-1
Class A4, Series 2024-1, 4.940%,
10/15/29 300,000 304,775
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 87,826 87,463
AmeriCredit Automobile Receivables Trust
2023-2
Class B, Series 2023-2, 5.840%,
07/18/29 500,000 509,149
BMW Vehicle Lease Trust
Class A4, Series 2024-2, 4.210%,
02/25/28 325,000 326,569
BMW Vehicle Owner Trust 2023-A
Class A4, Series 2023-A, 5.250%,
11/26/29 125,000 126,835
BMW Vehicle Owner Trust 2024-A
Class A4, Series 2024-A, 5.040%,
04/25/31 160,000 163,273
Bridgecrest Lending Auto Securitization Trust
2024-1
Class D, Series 2024-1, 6.030%,
11/15/29 200,000 203,933
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 100,705
CarMax Auto Owner Trust
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 99,729
Class C, Series 2024-1, 5.470%,
08/15/29 200,000 204,422
CarMax Auto Owner Trust 2024-4
Class A3, Series 2024-4, 4.600%,
10/15/29 250,000 252,576
CarMax Auto Owner Trust 2025-2
Class A4, Series 2025-2, 4.650%,
11/15/30 250,000 254,348
Carmax Auto Owner Trust 2025-4
Class A4, Series 2025-4, 4.080%,
06/16/31 250,000 249,802
CarMax Select Receivables Trust 2025-A
Class A3, Series 2025-A, 4.770%,
09/17/29 200,000 201,574
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 296,470
Carvana Auto Receivables Trust 2025-P3
Class A4, Series 2025-P3, 4.240%,
08/11/31 250,000 251,215
Drive Auto Receivables Trust 2024-2
Class D, Series 2024-2, 4.940%,
05/17/32 100,000 100,825
Drive Auto Receivables Trust 2025-1
Class A3, Series 2025-1, 4.730%,
09/15/32 150,000 150,712
Drive Auto Receivables Trust 2025-2
Class C, Series 2025-2, 4.390%,
09/15/32 150,000 150,088
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Exeter Automobile Receivables Trust 2024-1
Class C, Series 2024-1A, 5.410%,
05/15/30 350,000 353,619
Exeter Automobile Receivables Trust 2024-4
Class D, Series 2024-4A, 5.810%,
12/16/30 100,000 102,635
Ford Credit Auto Lease Trust 2024-B
Class A4, Series 2024-B, 4.990%,
01/15/28 275,000 277,852
Ford Credit Auto Lease Trust 2025-A
Class A3, Series 2025-A, 4.720%,
06/15/28 200,000 201,828
Ford Credit Auto Owner Trust
Class A4, Series 2023-A, 4.560%,
12/15/28 250,000 251,732
Ford Credit Auto Owner Trust 2023-B
Class A4, Series 2023-B, 5.060%,
02/15/29 150,000 151,896
Ford Credit Auto Owner Trust 2023-C
Class A4, Series 2023-C, 5.490%,
05/15/29 175,000 178,896
Ford Credit Auto Owner Trust 2025-A
Class B, Series 2025-A, 4.890%,
02/15/31 275,000 281,052
Ford Credit Floorplan Master Owner Trust A
Class A, Series 2018-4, 4.060%,
11/15/30 200,000 200,461
Class A1, Series 2025-2, 4.060%,
09/15/30 250,000 250,540
Class A1, Series 2025-1, 4.630%,
04/15/30 300,000 303,450
GM Financial Automobile Leasing Trust
Class A3, Series 2025-1, 4.660%,
02/21/28 325,000 327,541
GM Financial Consumer Automobile
Receivables Trust
Class A3, Series 2025-2, 4.280%,
04/16/30 250,000 251,762
Class A4, Series 2024-3, 5.090%,
11/16/29 300,000 305,823
Harley-Davidson Motorcycle Trust
Class A4, Series 2025-A, 4.790%,
02/15/33 200,000 203,300
Honda Auto Receivables 2024-4 Owner Trust
Class A4, Series 2024-4, 4.350%,
12/16/30 100,000 100,917
Honda Auto Receivables Owner Trust
Class A4, Series 2023-2, 4.910%,
09/17/29 250,000 252,110
Class A4, Series 2023-4, 5.660%,
02/21/30 475,000 484,894
Class A3, Series 2024-4, 4.330%,
05/15/29 350,000 352,056
Hyundai Auto Receivables Trust
Class A3, Series 2024-B, 4.840%,
03/15/29 325,000 328,257
Class B, Series 2024-B, 5.040%,
09/16/30 180,000 183,603

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 3
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Hyundai Auto Receivables Trust 2024-B
Class A4, Series 2024-B, 4.740%,
09/16/30 150,000 152,499
Hyundai Auto Receivables Trust 2025-D
Class A3, Series 2025-D, 3.990%,
09/16/30 450,000 451,442
Mercedes-Benz Auto Lease Trust
Class A4, Series 2024-A, 5.320%,
02/15/30 225,000 228,550
Mercedes-Benz Auto Receivables Trust
Class A4, Series 2025-1, 4.920%,
04/15/31 150,000 153,597
Nissan Auto Lease Trust
Class C, Series 2025-A, 5.110%,
06/15/29 280,000 283,671
Nissan Auto Receivables Owner Trust
Class A4, Series 2024-A, 5.180%,
04/15/31 175,000 178,748
Santander Drive Auto Receivables Trust
Class C, Series 2023-5, 6.430%,
02/18/31 225,000 232,788
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 129,147
Class D, Series 2024-5, 5.140%,
02/17/32 300,000 303,348
Santander Drive Auto Receivables Trust 2023-4
Class C, Series 2023-4, 6.040%,
12/15/31 200,000 205,530
Santander Drive Auto Receivables Trust 2025-2
Class C, Series 2025-2, 5.060%,
05/15/31 345,000 349,383
Toyota Auto Receivables 2023-D Owner Trust
Class A4, Series 2023-D, 5.490%,
03/15/29 175,000 179,568
Toyota Auto Receivables 2025-D Owner Trust
Class A4, Series 2025-D, 3.940%,
02/17/31 175,000 174,780
Toyota Auto Receivables Owner Trust
Class A4, Series 2023-C, 5.010%,
02/15/29 125,000 126,866
Class A3, Series 2025-B, 4.340%,
11/15/29 250,000 252,018
Class A4, Series 2024-D, 4.430%,
04/15/30 200,000 202,438
Volkswagen Auto Lease Trust
Class A4, Series 2025-A, 4.560%,
03/20/30 310,000 313,574
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 102,322
Class A3, Series 2024-1, 4.630%,
07/20/29 350,000 354,148
World Omni Auto Receivables Trust
Class A4, Series 2024-B, 5.230%,
07/15/30 200,000 204,478
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Class A4, Series 2025-A, 4.860%,
11/15/30 300,000 305,752
Total Asset-Backed Securities - Non-
Agency
(Cost $14,229,215) 14,263,334
Commercial Mortgage-Backed Securities - Non-Agency 10.0%
Principal
Amount
($) Value ($)
Bank
Class A3, Series 2018-BN15,
4.138%, 11/15/61 333,926 333,745
Class A3, Series 2023-5YR4,
6.500%, 12/15/56 302,965 318,632
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 122,248
Class A2, Series 2019-BN16,
3.933%, 02/15/52 3,352 3,337
Class AS,
Subordinated
Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 96,801
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 99,585
Class A4, Series 2018-BN12,
4.255%, 05/15/61
(a)
300,000 300,146
Class A3, Series 2024-5YR8,
5.884%, 08/15/57 300,000 314,418
Class A3, Series 2024-5YR10,
5.302%, 10/15/57 350,000 361,097
Class A2, Series 2024-5YR12,
5.422%, 12/15/57 385,000 397,795
Class A3, Series 2024-5YR12,
5.902%, 12/15/57
(a)
225,000 236,785
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 87,756 87,163
Bank5 2025-5yr19
Class B, Series 2025-5YR19,
5.812%, 12/15/58
(a)
250,000 257,228
Barclays Commercial Mortgage Trust
Class A4, Series 2019-C5, 3.063%,
11/15/52 350,000 334,680
BBCMS Mortgage Trust
Class A4, Series 2020-C6, 2.639%,
02/15/53 225,000 209,342
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
350,000 369,906
Class A2, Series 2024-C30,
6.128%, 11/15/57 100,000 104,338
Class A2B, Series 2023-C19,
5.753%, 04/15/56 225,000 229,015
Class A2, Series 2024-5C29,
4.738%, 09/15/57 348,115 352,674
Class A4, Series 2025-5C33,
5.839%, 03/15/58 500,000 526,456
Class A3, Series 2025-5C34,
5.659%, 05/15/58 325,000 339,894

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
4 Columbia Short Duration Bond ETF | 2026
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Benchmark 2023-V2 Mortgage Trust
Class A2, Series 2023-V2, 5.358%,
05/15/55 400,000 407,760
Benchmark Mortgage Trust
Class A3, Series 2024-V7, 6.228%,
05/15/56
(a)
250,000 263,689
Class A3, Series 2025-V14,
5.176%, 04/15/57 350,000 359,194
Class A3, Series 2025-V16,
5.439%, 08/15/58
(a)
150,000 156,018
Class A3, Series 2024-V8, 6.189%,
07/15/57
(a)
450,000 475,052
Class A3, Series 2024-V6, 5.926%,
03/15/57 450,000 470,420
Bmo 2024-5c5 Mortgage Trust
Class A3, Series 2024-5C5,
5.857%, 02/15/57 350,000 365,454
Class C, Series 2024-5C5, 6.887%,
02/15/57
(a)
300,000 308,886
Bmo 2025-5c10 Mortgage Trust
Class B, Series 2025-5C10,
6.445%, 05/15/58
(a)
300,000 311,908
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 176,228 167,726
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 98,347
CD Mortgage Trust
Class A3, Series 2017-CD4,
3.248%, 05/10/50 123,981 122,779
CFCRE Commercial Mortgage Trust
Class AM,
Subordinated
Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 48,822
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 95,159 93,907
Class A4, Series 2017-B1, 3.458%,
08/15/50 300,000 296,618
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 233,865 232,310
Class AS,
Subordinated
Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 95,922
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 142,365
Class A2, Series 2020-GC46,
2.708%, 02/15/53 34,487 33,122
Citigroup Commercial Mortgage Trust 2019-C7
Class A3, Series 2019-C7, 2.860%,
12/15/72 73,066 69,545
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.613%, 10/10/48
(a)
56,000 45,441
Class A3, Series 2017-COR2,
3.510%, 09/10/50 350,000 346,492
GS Mortgage Securities Trust
Class C,
Subordinated
Series 2016-
GS3, 3.966%, 10/10/49
(a)
75,000 72,538
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 93,839
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 125,649
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 98,835
Morgan Stanley Bank of America Merrill Lynch
Trust
Class C,
Subordinated
Series 2016-
C31, 4.244%, 11/15/49
(a)
50,000 46,389
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,753 122,579
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 148,745
Class A3, Series 2021-L6, 2.196%,
06/15/54
(a)
200,000 182,306
Class A4, Series 2019-H7, 3.261%,
07/15/52 200,000 193,068
Morgan Stanley Capital I Trust 2021-L6
Class ASB, Series 2021-L6,
2.250%, 06/15/54
(a)
300,000 283,131
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 148,807
UBS Commercial Mortgage Trust 2018-C13
Class A4, Series 2018-C13,
4.334%, 10/15/51 400,000 398,236
Wells Fargo Commercial Mortgage Trust
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 90,445
Class A4, Series 2017-C41,
3.472%, 11/15/50 305,000 300,749
Class A4, Series 2019-C54,
3.146%, 12/15/52 350,000 334,967
Class ASB, Series 2021-C61,
2.525%, 11/15/54 325,000 309,733
Class A2, Series 2024-5C2,
5.439%, 11/15/57 325,000 334,815
Class A3, Series 2025-5C5,
5.590%, 07/15/58 300,000 313,563
Wells Fargo Commercial Mortgage Trust
2025-5C7
Class A3, Series 2025-5C7,
5.203%, 12/15/58 250,000 257,663
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $14,105,368) 14,163,119
Corporate Bonds 49.4%
Principal
Amount
($) Value ($)
Aerospace & Defense 1.2%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(b)
50,000 51,759

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Axon Enterprise, Inc.
6.125%, 03/15/30
(b)
50,000 51,540
Boeing Co. (The)
5.150%, 05/01/30 425,000 436,728
Bombardier, Inc.
8.750%, 11/15/30
(b)
100,000 107,118
Howmet Aerospace, Inc.
3.000%, 01/15/29 100,000 97,242
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 80,787
L3Harris Technologies, Inc.
5.050%, 06/01/29 25,000 25,686
5.250%, 06/01/31 70,000 72,810
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 59,271
4.650%, 07/15/30 100,000 101,658
RTX Corp.
3.125%, 05/04/27 100,000 99,071
Textron, Inc.
3.650%, 03/15/27 25,000 24,883
TransDigm, Inc.
6.375%, 03/01/29
(b)
300,000 308,636
6.875%, 12/15/30
(b)
150,000 156,174
Total 1,673,363
Airlines 0.5%
Allegiant Travel Co.
7.250%, 08/15/27
(b)
57,000 57,625
American Airlines Pass Through Trust
Class A, Series 2015-1, 3.375%,
05/01/27 64,002 63,026
Class AA, Series AA, 3.575%,
01/15/28 27,410 27,007
American Airlines, Inc.
7.250%, 02/15/28
(b)
120,000 122,219
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
7,500 7,510
5.750%, 04/20/29
(b)
150,000 151,568
Delta Air Lines, Inc.
3.750%, 10/28/29 25,000 24,459
4.375%, 04/19/28 50,000 50,125
4.950%, 07/10/28 25,000 25,429
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019, 2.750%, 05/15/32 35,978 32,172
Southwest Airlines Co.
2.625%, 02/10/30 80,000 74,443
United Airlines, Inc.
4.625%, 04/15/29
(b)
33,000 32,968
Total 668,551
Apartment REIT 0.1%
American Homes 4 Rent LP
2.375%, 07/15/31 50,000 44,624
Essex Portfolio LP
3.000%, 01/15/30 60,000 57,056
Invitation Homes Operating Partnership LP
4.150%, 04/15/32 25,000 24,127
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
UDR, Inc.
Series MTN, 3.200%, 01/15/30 75,000 72,134
Total 197,941
Automotive 1.3%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(b)
100,000 102,293
Allison Transmission, Inc.
5.875%, 06/01/29
(b)
50,000 50,632
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(b)
60,000 61,432
Ford Motor Co.
3.250%, 02/12/32 50,000 44,533
Ford Motor Credit Co. LLC
4.000%, 11/13/30 120,000 114,113
5.800%, 03/08/29 50,000 51,387
General Motors Financial Co., Inc.
5.550%, 07/15/29 100,000 103,835
Jaguar Land Rover Automotive PLC
5.875%, 01/15/28
(b)
80,000 79,973
Lear Corp.
3.500%, 05/30/30 25,000 24,057
4.250%, 05/15/29 25,000 24,927
LKQ Corp.
5.750%, 06/15/28 100,000 102,651
Nissan Motor Acceptance Co. LLC
2.750%, 03/09/28
(b)
75,000 71,317
5.625%, 09/29/28
(b)
100,000 100,339
6.125%, 09/30/30
(b)
50,000 49,863
7.050%, 09/15/28
(b)
125,000 129,583
Nissan Motor Co. Ltd.
4.345%, 09/17/27
(b)
200,000 197,477
4.810%, 09/17/30
(b)
200,000 188,684
Phinia, Inc.
6.750%, 04/15/29
(b)
100,000 103,528
ZF North America Capital, Inc.
6.750%, 04/23/30
(b)
50,000 50,110
6.875%, 04/14/28
(b)
150,000 154,737
7.125%, 04/14/30
(b)
50,000 51,073
Total 1,856,544
Banking 3.1%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 94,781
5.737%, (SOFRINDX + 1.960%),
05/15/29
(c)
100,000 102,626
American Express Co.
4.989%, (SOFRRATE + 2.255%),
05/26/33
(c)
25,000 25,338
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(c)
40,000 36,051
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(c)
25,000 24,743
Barclays PLC
5.367%, (SOFRRATE + 1.230%),
02/25/31
(c)
600,000 619,178
Capital One Financial Corp.
4.100%, 02/09/27 100,000 100,071

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
6 Columbia Short Duration Bond ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
7.624%, (SOFRRATE + 3.070%),
10/30/31
(c)
60,000 67,353
Citigroup, Inc.
5.592%, (US 5 Year CMT T-Note +
1.280%), 11/19/34
(c)
525,000 540,140
Citizens Financial Group, Inc.
5.253%, (SOFRRATE + 1.259%),
03/05/31
(c)
30,000 30,757
5.718%, (SOFRRATE + 1.910%),
07/23/32
(c)
100,000 104,673
Comerica, Inc.
4.000%, 02/01/29 140,000 139,212
Deutsche Bank AG/New York NY
4.950%, (SOFRRATE + 1.300%),
08/04/31
(c)
150,000 151,774
6.819%, (SOFRRATE + 2.510%),
11/20/29
(c)
150,000 159,837
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(c)
100,000 101,283
5.631%, (SOFRRATE + 1.840%),
01/29/32
(c)
60,000 62,856
FNB Corp./Pa
5.722%, (SOFRINDX + 1.930%),
12/11/30
(c)
50,000 51,140
Goldman Sachs BDC, Inc.
5.650%, 09/09/30 120,000 119,780
Goldman Sachs Private Credit Corp.
5.875%, 01/31/31
(b)
50,000 49,544
HSBC Holdings PLC
8.113%, (SOFRRATE + 4.250%),
11/03/33
(c)
200,000 233,888
Huntington Bancshares, Inc./Oh
2.550%, 02/04/30 65,000 60,639
Huntington Bancshares, Inc./OH
6.208%, (SOFRRATE + 2.020%),
08/21/29
(c)
100,000 104,800
KeyCorp
Series MTN, 2.550%, 10/01/29 60,000 56,776
M&T Bank Corp.
5.179%, (SOFRRATE + 1.400%),
07/08/31
(c)
50,000 51,268
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(c)
575,000 505,331
3.950%, 04/23/27 100,000 99,967
Pinnacle Financial Partners, Inc.
6.168%, (SOFRRATE + 2.347%),
11/01/30
(c)
15,000 15,630
Santander Holdings USA, Inc.
5.353%, (SOFRRATE + 1.940%),
09/06/30
(c)
50,000 51,258
6.174%, (SOFRRATE + 2.500%),
01/09/30
(c)
100,000 104,447
Santander UK Group Holdings PLC
4.858%, (SOFRINDX + 1.554%),
09/11/30
(c)
200,000 202,451
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Southstate Corp.
7.000%, (3-Month SOFR + 3.190%),
06/13/35
(c)
55,000 57,677
Synchrony Financial
2.875%, 10/28/31 50,000 44,631
3.950%, 12/01/27 85,000 84,595
Webster Financial Corp.
4.100%, 03/25/29 85,000 84,231
5.784%, (US 5 Year CMT T-Note +
2.125%), 09/11/35
(c)
50,000 50,273
Total 4,388,999
Brokerage 0.1%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 190,137
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 47,676
BGC Group, Inc.
6.600%, 06/10/29 25,000 26,163
Coinbase Global, Inc.
3.375%, 10/01/28
(b)
50,000 47,743
Jane Street Group / JSG Finance, Inc.
4.500%, 11/15/29
(b)
100,000 98,306
Jefferies Financial Group, Inc.
2.625%, 10/15/31 100,000 89,006
LPL Holdings, Inc.
5.150%, 06/15/30 170,000 173,358
Nasdaq, Inc.
1.650%, 01/15/31 50,000 44,270
Nuveen Churchill Direct Lending Corp.
6.650%, 03/15/30 5,000 5,119
Total 531,641
Building Materials 0.8%
Amrize Finance US LLC
4.600%, 04/07/27 25,000 25,166
4.950%, 04/07/30 100,000 102,368
Builders FirstSource, Inc.
5.000%, 03/01/30
(b)
150,000 149,424
CRH Smw Finance Dac
5.200%, 05/21/29 50,000 51,615
Martin Marietta Materials, Inc.
2.400%, 07/15/31 25,000 22,551
3.500%, 12/15/27 40,000 39,704
Masco Corp.
2.000%, 10/01/30 100,000 89,579
2.000%, 02/15/31 30,000 26,560
3.500%, 11/15/27 25,000 24,791
Owens Corning
3.500%, 02/15/30 100,000 97,133
3.875%, 06/01/30 25,000 24,504
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 60,222
Standard Industries, Inc.
4.375%, 07/15/30
(b)
25,000 24,143
4.750%, 01/15/28
(b)
93,000 92,569
Standard Industries, Inc./NY
3.375%, 01/15/31
(b)
50,000 46,136

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Stanley Black & Decker, Inc.
2.300%, 03/15/30 25,000 23,000
4.250%, 11/15/28 25,000 25,063
6.000%, 03/06/28 100,000 103,696
Vulcan Materials Co.
4.950%, 12/01/29 50,000 51,289
Total 1,079,513
Cable and Satellite 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 08/15/30
(b)
200,000 188,213
4.750%, 03/01/30
(b)
250,000 238,999
5.125%, 05/01/27
(b)
390,000 390,363
5.375%, 06/01/29
(b)
150,000 148,331
6.375%, 09/01/29
(b)
166,000 167,660
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 167,000 150,557
5.050%, 03/30/29 50,000 50,550
Paramount Global
4.950%, 01/15/31 25,000 23,905
Sirius XM Radio LLC
3.125%, 09/01/26
(b)
50,000 49,681
4.000%, 07/15/28
(b)
100,000 97,709
4.125%, 07/01/30
(b)
100,000 94,540
5.000%, 08/01/27
(b)
90,000 90,016
5.500%, 07/01/29
(b)
100,000 100,493
Viasat, Inc.
5.625%, 04/15/27
(b)
120,000 119,930
Virgin Media Secured Finance PLC
4.500%, 08/15/30
(b)
30,000 27,746
5.500%, 05/15/29
(b)
250,000 246,588
Total 2,185,281
Chemicals 1.1%
Albemarle Corp.
5.050%, 06/01/32 50,000 50,676
Axalta Coating Systems LLC
3.375%, 02/15/29
(b)
60,000 57,748
Celanese US Holdings LLC
6.500%, 04/15/30 50,000 50,820
6.850%, 11/15/28 110,000 115,491
7.330%, 07/15/29 100,000 105,148
Dow Chemical Co. (The)
2.100%, 11/15/30 60,000 53,255
7.375%, 11/01/29 25,000 27,557
DuPont de Nemours Inc
4.725%, 11/15/28
(b)
44,000 44,579
Eastman Chemical Co.
5.000%, 08/01/29 70,000 71,501
FMC Corp.
3.450%, 10/01/29 140,000 125,324
Huntsman International LLC
4.500%, 05/01/29 75,000 72,244
INEOS Finance PLC
7.500%, 04/15/29
(b)
125,000 106,273
Ingevity Corp.
3.875%, 11/01/28
(b)
50,000 48,599
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Methanex Corp.
5.250%, 12/15/29 150,000 150,851
Mosaic Co. (The)
4.050%, 11/15/27 50,000 50,029
Nutrien Ltd.
4.200%, 04/01/29 60,000 59,996
Olin Corp.
5.000%, 02/01/30 50,000 48,845
PPG Industries, Inc.
2.800%, 08/15/29 100,000 95,755
RPM International, Inc.
3.750%, 03/15/27 50,000 49,820
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 39,760
4.500%, 08/15/30 100,000 100,870
Total 1,525,141
Construction Machinery 0.6%
AGCO Corp.
5.450%, 03/21/27 50,000 50,676
CNH Industrial Capital LLC
5.100%, 04/20/29 50,000 51,242
Herc Holdings, Inc.
6.625%, 06/15/29
(b)
60,000 62,094
7.000%, 06/15/30
(b)
125,000 131,141
Oshkosh Corp.
3.100%, 03/01/30 100,000 95,444
4.600%, 05/15/28 50,000 50,415
RB Global Holdings, Inc.
6.750%, 03/15/28
(b)
50,000 50,951
Terex Corp.
5.000%, 05/15/29
(b)
50,000 49,827
United Rentals North America, Inc.
3.875%, 11/15/27 150,000 148,699
4.000%, 07/15/30 100,000 96,684
4.875%, 01/15/28 50,000 50,004
Total 837,177
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(b)
100,000 97,382
Block Financial LLC
3.875%, 08/15/30 50,000 48,165
5.375%, 09/15/32 130,000 130,490
Brink's Co. (The)
4.625%, 10/15/27
(b)
70,000 69,919
CBRE Services, Inc.
2.500%, 04/01/31 100,000 90,565
5.500%, 04/01/29 25,000 25,905
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/28
(b)
50,000 50,269
eBay, Inc.
2.600%, 05/10/31 100,000 91,329
Expedia Group, Inc.
3.250%, 02/15/30 90,000 86,378
GEO Group, Inc. (The)
8.625%, 04/15/29 100,000 104,612
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
150,000 149,865

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
8 Columbia Short Duration Bond ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Match Group Holdings II LLC
4.125%, 08/01/30
(b)
50,000 47,193
4.625%, 06/01/28
(b)
50,000 49,529
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
90,000 88,182
Service Corp. International
3.375%, 08/15/30 100,000 93,614
5.125%, 06/01/29 40,000 40,258
TriNet Group Inc.
3.500%, 03/01/29
(b)
100,000 94,643
Uber Technologies, Inc.
4.150%, 01/15/31 75,000 74,377
Total 1,432,675
Consumer Products 0.5%
Brunswick Corp./de
5.850%, 03/18/29 25,000 26,016
Brunswick Corp./DE
4.400%, 09/15/32 50,000 48,225
Clorox Co. (The)
4.400%, 05/01/29 100,000 100,979
Edgewell Personal Care Co.
4.125%, 04/01/29
(b)
50,000 47,969
Haleon US Capital LLC
3.375%, 03/24/29 60,000 58,700
Hasbro, Inc.
3.900%, 11/19/29 30,000 29,591
Perrigo Finance Unlimited Co.
5.150%, 06/15/30 50,000 48,379
Polaris, Inc.
5.600%, 03/01/31 100,000 101,543
Somnigroup International, Inc.
4.000%, 04/15/29
(b)
150,000 145,543
Whirlpool Corp.
6.125%, 06/15/30 100,000 100,357
Total 707,302
Diversified Manufacturing 1.5%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 50,000 44,942
Carrier Global Corp.
2.493%, 02/15/27 50,000 49,313
Chart Industries, Inc.
7.500%, 01/01/30
(b)
50,000 52,094
Dover Corp.
2.950%, 11/04/29 50,000 47,919
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(b)
200,000 207,328
Esab Corp.
6.250%, 04/15/29
(b)
90,000 92,507
Flowserve Corp.
3.500%, 10/01/30 150,000 143,299
Hubbell, Inc.
2.300%, 03/15/31 25,000 22,817
3.150%, 08/15/27 50,000 49,329
Ingersoll Rand, Inc.
5.314%, 06/15/31 100,000 104,195
Johnson Controls International plc / Tyco Fire & Security Finance SCA
4.900%, 12/01/32 50,000 50,830
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
1.750%, 09/15/30 60,000 53,635
Kennametal, Inc.
2.800%, 03/01/31 50,000 45,965
Leggett & Platt, Inc.
4.400%, 03/15/29 50,000 49,475
Lennox International, Inc.
5.500%, 09/15/28 50,000 51,616
Nordson Corp.
5.600%, 09/15/28 50,000 51,753
Nvent Finance Sarl
2.750%, 11/15/31 100,000 89,736
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 56,218
Pentair Finance Sarl
4.500%, 07/01/29 100,000 100,445
Regal Rexnord Corp.
6.300%, 02/15/30 31,000 32,871
RTX Corp.
4.125%, 11/16/28 365,000 366,666
Timken Co. (The)
4.500%, 12/15/28 50,000 50,376
Trinity Industries, Inc.
7.750%, 07/15/28
(b)
50,000 51,611
Vertiv Group Corp.
4.125%, 11/15/28
(b)
50,000 49,225
Vontier Corp.
2.400%, 04/01/28 50,000 48,092
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
95,000 97,994
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 60,813
Xylem, Inc./NY
2.250%, 01/30/31 50,000 45,292
Total 2,166,356
Electric 3.1%
AES Corp. (The)
2.450%, 01/15/31 100,000 90,948
5.450%, 06/01/28 50,000 51,323
American Electric Power Co., Inc.
Subordinated
3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
35,000 34,450
5.200%, 01/15/29 20,000 20,617
Avangrid, Inc.
3.800%, 06/01/29 50,000 49,352
Black Hills Corp.
3.050%, 10/15/29 100,000 95,719
4.550%, 01/31/31 100,000 99,952
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 49,984
Clearway Energy Operating LLC
4.750%, 03/15/28
(b)
80,000 79,835
ContourGlobal Power Holdings SA
6.750%, 02/28/30
(b)
130,000 134,132
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 83,000 80,102
4.600%, 05/15/28 100,000 101,243

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
DTE Energy Co.
Series C, 3.400%, 06/15/29 60,000 58,445
5.200%, 04/01/30 150,000 154,740
Duke Energy Corp.
4.300%, 03/15/28 60,000 60,405
Edison International
5.250%, 11/15/28 50,000 50,854
5.250%, 03/15/32 50,000 50,181
6.950%, 11/15/29 60,000 64,087
Enel Chile SA
4.875%, 06/12/28 50,000 50,690
Evergy Kansas Central, Inc.
4.700%, 03/13/28 50,000 50,658
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 88,485
Exelon Corp.
4.050%, 04/15/30 50,000 49,544
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 54,433
2.650%, 03/01/30 150,000 140,262
Series B, 3.900%, 07/15/27 30,000 29,932
IPALCO Enterprises, Inc.
4.250%, 05/01/30 10,000 9,801
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 50,000 47,709
2.250%, 06/01/30 200,000 184,027
NRG Energy, Inc.
3.375%, 02/15/29
(b)
100,000 95,860
5.250%, 06/15/29
(b)
50,000 50,141
5.750%, 01/15/28 50,000 50,028
5.750%, 07/15/29
(b)
50,000 50,179
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 82,563
2.500%, 02/01/31 75,000 67,795
3.750%, 07/01/28 80,000 79,156
PacifiCorp
7.375%, (US 5 Year CMT T-Note +
3.319%), 09/15/55
(c)
130,000 133,374
PG&E Corp.
5.000%, 07/01/28 50,000 49,884
5.250%, 07/01/30 200,000 198,748
7.375%, (US 5 Year CMT T-Note +
3.883%), 03/15/55
(c)
50,000 51,576
PPL Capital Funding, Inc.
4.125%, 04/15/30 50,000 49,587
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 61,827
Puget Energy, Inc.
2.379%, 06/15/28 50,000 48,012
Southern Co. (The)
4.850%, 06/15/28 100,000 101,812
5.500%, 03/15/29 60,000 62,335
TerraForm Power Operating LLC
4.750%, 01/15/30
(b)
100,000 97,041
5.000%, 01/31/28
(b)
100,000 100,125
Vistra Operations Co. LLC
4.375%, 05/01/29
(b)
225,000 222,346
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
WEC Energy Group, Inc.
5.150%, 10/01/27 25,000 25,450
Wisconsin Power And Light Co.
3.000%, 07/01/29 20,000 19,335
Xcel Energy, Inc.
4.600%, 06/01/32 425,000 422,979
XPLR Infrastructure Operating Partners LP
4.500%, 09/15/27
(b)
50,000 49,546
7.250%, 01/15/29
(b)
160,000 165,026
Total 4,366,635
Environmental 0.1%
GFL Environmental, Inc.
4.375%, 08/15/29
(b)
50,000 48,999
4.750%, 06/15/29
(b)
50,000 49,692
6.750%, 01/15/31
(b)
100,000 104,633
Total 203,324
Finance Companies 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 300,000 277,430
Air Lease Corp.
3.125%, 12/01/30 135,000 125,849
5.300%, 02/01/28 50,000 50,984
Apollo Debt Solutions BDC
6.900%, 04/13/29 50,000 52,176
Ares Capital Corp.
5.800%, 03/08/32 100,000 100,667
Ares Strategic Income Fund
5.600%, 02/15/30 50,000 50,026
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30 25,000 24,999
Barings BDC, Inc.
7.000%, 02/15/29 50,000 51,636
Barings Private Credit Corp.
6.150%, 06/11/30
(b)
25,000 24,837
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 58,259
Blackstone Secured Lending Fund
2.850%, 09/30/28 100,000 94,621
Blue Owl Capital Corp.
2.875%, 06/11/28 25,000 23,694
6.200%, 07/15/30 75,000 75,706
Blue Owl Credit Income Corp.
7.950%, 06/13/28 80,000 84,511
Carlyle Secured Lending, Inc.
6.750%, 02/18/30 100,000 102,542
Equitable Holdings, Inc.
4.350%, 04/20/28 40,000 40,225
FirstCash, Inc.
4.625%, 09/01/28
(b)
25,000 24,825
5.625%, 01/01/30
(b)
100,000 100,403
Franklin BSP Capital Corp.
7.200%, 06/15/29 25,000 25,915
FS KKR Capital Corp.
3.125%, 10/12/28 25,000 23,098
3.250%, 07/15/27 50,000 48,436
FTAI Aviation Investors LLC
5.500%, 05/01/28
(b)
85,000 85,014

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
10 Columbia Short Duration Bond ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
7.875%, 12/01/30
(b)
50,000 52,955
GATX Corp.
3.500%, 06/01/32 50,000 46,662
4.700%, 04/01/29 40,000 40,477
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
100,000 105,308
8.000%, 02/15/27
(b)
50,000 50,794
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(b)
50,000 51,785
goeasy Ltd.
7.625%, 07/01/29
(b)
90,000 89,130
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 61,413
Golub Capital Private Credit Fund
5.800%, 09/12/29 50,000 50,700
Hercules Capital, Inc.
6.000%, 06/16/30 75,000 75,856
HPS Corporate Lending Fund
5.950%, 04/14/32 50,000 50,279
Main Street Capital Corp.
5.400%, 08/15/28 25,000 25,146
Morgan Stanley Direct Lending Fund
6.150%, 05/17/29 50,000 51,560
Navient Corp.
5.500%, 03/15/29 92,000 89,940
9.375%, 07/25/30 100,000 107,664
New Mountain Finance Corp.
6.200%, 10/15/27 50,000 50,604
6.875%, 02/01/29 25,000 25,475
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 25,000 24,479
Oaktree Strategic Credit Fund
8.400%, 11/14/28 50,000 53,891
OneMain Finance Corp.
3.500%, 01/15/27 115,000 113,563
3.875%, 09/15/28 60,000 58,349
4.000%, 09/15/30 75,000 70,361
5.375%, 11/15/29 50,000 49,868
6.125%, 05/15/30 50,000 50,946
6.625%, 05/15/29 50,000 51,625
7.875%, 03/15/30 50,000 52,707
PennyMac Financial Services, Inc.
4.250%, 02/15/29
(b)
50,000 48,078
7.125%, 11/15/30
(b)
50,000 51,610
7.875%, 12/15/29
(b)
50,000 52,676
Rocket Cos., Inc.
6.125%, 08/01/30
(b)
200,000 204,834
6.500%, 08/01/29
(b)
50,000 51,412
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
100,000 98,670
Sixth Street Lending Partners
6.125%, 07/15/30 50,000 51,164
SLM Corp.
3.125%, 11/02/26 35,000 34,496
6.500%, 01/31/30 25,000 25,761
Stonebriar ABF Issuer LLC
8.125%, 12/15/30
(b)
50,000 51,889
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
United Wholesale Mortgage LLC
5.500%, 04/15/29
(b)
75,000 74,113
UWM Holdings LLC
6.625%, 02/01/30
(b)
50,000 50,420
Total 3,892,513
Food and Beverage 1.2%
Bunge Ltd. Finance Corp.
4.200%, 09/17/29 50,000 50,041
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 60,798
5.000%, 08/01/30 50,000 50,536
Constellation Brands, Inc.
2.250%, 08/01/31 50,000 44,476
4.350%, 05/09/27 85,000 85,317
Darling Ingredients, Inc.
5.250%, 04/15/27
(b)
50,000 50,015
Flowers Foods, Inc.
2.400%, 03/15/31 50,000 43,933
General Mills, Inc.
2.875%, 04/15/30 60,000 56,802
4.200%, 04/17/28 100,000 100,310
HLF Financing Sarl LLC / Herbalife International, Inc.
12.250%, 04/15/29
(b)
20,000 21,501
Ingredion, Inc.
2.900%, 06/01/30 25,000 23,586
J M Smucker Co. (The)
5.900%, 11/15/28 35,000 36,635
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
3.000%, 05/15/32 29,000 26,216
3.625%, 01/15/32 100,000 93,818
Kellanova
Series B, 7.450%, 04/01/31 100,000 114,535
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 71,303
Kraft Heinz Foods Co.
4.250%, 03/01/31 100,000 99,070
Lamb Weston Holdings, Inc.
4.875%, 05/15/28
(b)
50,000 50,151
McCormick & Co., Inc.
1.850%, 02/15/31 50,000 44,211
McCormick & Co., Inc./Md
3.400%, 08/15/27 25,000 24,816
Mondelez International, Inc.
2.750%, 04/13/30 60,000 56,551
4.250%, 05/06/28 100,000 100,492
Pilgrim's Pride Corp.
3.500%, 03/01/32 25,000 23,144
Sysco Corp.
5.100%, 09/23/30 100,000 103,073
The Campbell's Company
2.375%, 04/24/30 60,000 55,139
Tyson Foods, Inc.
3.550%, 06/02/27 25,000 24,852
4.350%, 03/01/29 60,000 60,263
US Foods, Inc.
4.750%, 02/15/29
(b)
50,000 49,781

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.875%, 09/15/28
(b)
100,000 103,158
Total 1,724,523
Gaming 1.2%
Boyd Gaming Corp.
4.750%, 12/01/27 75,000 74,961
Brightstar Lottery PLC
5.250%, 01/15/29
(b)
50,000 49,943
Caesars Entertainment, Inc.
7.000%, 02/15/30
(b)
150,000 154,933
Genting New York LLC / GENNY Capital Inc
7.250%, 10/01/29
(b)
50,000 51,621
GLP Capital LP / GLP Financing II, Inc.
3.250%, 01/15/32 100,000 90,545
5.300%, 01/15/29 40,000 40,776
Las Vegas Sands Corp.
5.625%, 06/15/28 100,000 102,364
6.000%, 08/15/29 50,000 52,146
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(b)
200,000 197,920
Series REGS, 5.625%, 07/17/27 50,000 49,996
MGM Resorts International
4.750%, 10/15/28 50,000 49,895
5.500%, 04/15/27 50,000 50,323
6.125%, 09/15/29 50,000 51,119
Sands China Ltd.
4.375%, 06/18/30 200,000 196,722
VICI Properties LP
4.950%, 02/15/30 25,000 25,298
5.125%, 05/15/32 25,000 25,152
5.125%, 11/15/31 125,000 126,411
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(b)
50,000 50,276
Wynn Macau Ltd.
5.125%, 12/15/29
(b)
200,000 198,896
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29
(b)
100,000 100,548
Total 1,739,845
Health Care 3.3%
Agilent Technologies, Inc.
2.100%, 06/04/30 10,000 9,145
Avantor Funding, Inc.
3.875%, 11/01/29
(b)
40,000 38,326
4.625%, 07/15/28
(b)
90,000 89,347
Baxter International, Inc.
1.915%, 02/01/27 48,000 47,009
2.272%, 12/01/28 100,000 94,709
2.539%, 02/01/32 50,000 43,662
Becton Dickinson & Co.
1.957%, 02/11/31 25,000 22,269
2.823%, 05/20/30 100,000 94,258
4.693%, 02/13/28 30,000 30,411
Cardinal Health, Inc.
3.410%, 06/15/27 30,000 29,806
5.125%, 02/15/29 100,000 102,905
Cencora, Inc.
4.625%, 12/15/27 125,000 126,513
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Charles River Laboratories International, Inc.
3.750%, 03/15/29
(b)
50,000 48,252
Cigna Group (The)
2.375%, 03/15/31 100,000 90,617
3.400%, 03/01/27 50,000 49,727
4.375%, 10/15/28 100,000 100,811
CVS Health Corp.
4.300%, 03/25/28 550,000 551,958
DaVita, Inc.
4.625%, 06/01/30
(b)
200,000 192,691
DENTSPLY SIRONA, Inc.
3.250%, 06/01/30 50,000 46,521
Encompass Health Corp.
4.750%, 02/01/30 100,000 99,511
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 102,811
5.905%, 11/22/32 100,000 107,274
HCA, Inc.
3.625%, 03/15/32 550,000 518,782
Hologic, Inc.
3.250%, 02/15/29
(b)
50,000 49,813
IQVIA, Inc.
5.000%, 05/15/27
(b)
70,000 70,019
6.250%, 02/01/29 25,000 26,308
6.500%, 05/15/30
(b)
25,000 25,921
Laboratory Corp. of America Holdings
4.550%, 04/01/32 50,000 49,875
Medline Borrower LP
3.875%, 04/01/29
(b)
355,000 347,508
5.250%, 10/01/29
(b)
200,000 200,329
National Health Investors, Inc.
3.000%, 02/01/31 50,000 45,559
Quest Diagnostics, Inc.
2.800%, 06/30/31 50,000 46,086
4.200%, 06/30/29 50,000 50,186
Revvity, Inc.
1.900%, 09/15/28 100,000 94,364
3.300%, 09/15/29 30,000 28,968
Smith & Nephew PLC
5.150%, 03/20/27 50,000 50,561
Solventum Corp.
5.450%, 03/13/31 50,000 52,155
Stryker Corp.
1.950%, 06/15/30 50,000 45,480
4.250%, 09/11/29 35,000 35,205
4.700%, 02/10/28 50,000 50,757
Teleflex, Inc.
4.625%, 11/15/27 50,000 49,743
Tenet Healthcare Corp.
4.250%, 06/01/29 14,000 13,787
4.375%, 01/15/30 250,000 245,746
5.125%, 11/01/27 150,000 150,040
6.125%, 06/15/30 100,000 102,155
Universal Health Services, Inc.
2.650%, 10/15/30 50,000 45,590
2.650%, 01/15/32 30,000 26,511
4.625%, 10/15/29 50,000 50,284

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
12 Columbia Short Duration Bond ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31 50,000 45,139
5.050%, 02/19/30 5,000 5,148
Total 4,640,552
Healthcare Insurance 0.6%
Centene Corp.
2.500%, 03/01/31 155,000 134,011
3.375%, 02/15/30 80,000 73,823
4.625%, 12/15/29 135,000 131,592
Elevance Health, Inc.
2.550%, 03/15/31 100,000 91,268
4.101%, 03/01/28 100,000 100,155
Humana, Inc.
1.350%, 02/03/27 135,000 131,479
2.150%, 02/03/32 50,000 43,149
Molina Healthcare, Inc.
3.875%, 11/15/30
(b)
50,000 46,133
4.375%, 06/15/28
(b)
100,000 98,382
Total 849,992
Healthcare REIT 0.3%
Alexandria Real Estate Equities, Inc.
4.700%, 07/01/30 50,000 50,422
Healthcare Realty Holdings LP
3.625%, 01/15/28 60,000 59,393
Healthpeak OP LLC
2.125%, 12/01/28 50,000 47,377
2.875%, 01/15/31 50,000 46,426
3.500%, 07/15/29 50,000 48,756
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 85,723
Sabra Health Care LP
3.200%, 12/01/31 50,000 45,772
3.900%, 10/15/29 50,000 48,946
Ventas Realty LP
2.500%, 09/01/31 25,000 22,485
Total 455,300
Home Construction 0.3%
Century Communities, Inc.
3.875%, 08/15/29
(b)
50,000 47,572
Mattamy Group Corp.
4.625%, 03/01/30
(b)
50,000 48,696
MDC Holdings, Inc.
3.850%, 01/15/30 160,000 154,282
Millrose Properties, Inc.
6.375%, 08/01/30
(b)
75,000 76,587
Sekisui House US, Inc.
2.500%, 01/15/31 50,000 44,703
Taylor Morrison Communities, Inc.
5.125%, 08/01/30
(b)
50,000 50,311
Toll Brothers Finance Corp.
3.800%, 11/01/29 50,000 49,237
Total 471,388
Independent Energy 1.3%
APA Corp.
4.250%, 01/15/30 6,000 5,927
California Resources Corp.
8.250%, 06/15/29
(b)
60,000 63,118
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 43,963
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 85,491
DBR Land Holdings LLC
6.250%, 12/01/30
(b)
100,000 102,451
Devon Energy Corp.
4.500%, 01/15/30 50,000 50,260
7.875%, 09/30/31 25,000 28,923
Diamondback Energy, Inc.
3.125%, 03/24/31 60,000 56,226
5.150%, 01/30/30 100,000 102,916
EQT Corp.
6.500%, 07/01/27 75,000 76,614
7.000%, 02/01/30 19,000 20,644
Expand Energy Corp.
4.750%, 02/01/32 75,000 74,345
Gulfport Energy Operating Corp.
6.750%, 09/01/29
(b)
50,000 51,607
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
65,000 65,003
6.000%, 04/15/30
(b)
200,000 197,077
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 61,246
Murphy Oil USA, Inc.
4.750%, 09/15/29 50,000 49,760
Occidental Petroleum Corp.
5.375%, 01/01/32 50,000 51,393
6.125%, 01/01/31 100,000 105,725
7.500%, 05/01/31 60,000 67,578
Ovintiv, Inc.
7.375%, 11/01/31 50,000 55,836
8.125%, 09/15/30 50,000 57,135
Permian Resources Operating LLC
5.875%, 07/01/29
(b)
50,000 50,204
8.000%, 04/15/27
(b)
50,000 50,500
Range Resources Corp.
4.750%, 02/15/30
(b)
75,000 73,977
SM Energy Co.
6.750%, 08/01/29
(b)
100,000 101,142
8.375%, 07/01/28
(b)
100,000 103,404
8.625%, 11/01/30
(b)
50,000 52,911
Total 1,905,376
Integrated Energy 0.1%
Cenovus Energy, Inc.
4.650%, 03/20/31 150,000 149,824
Leisure 0.4%
Carnival Corp.
5.750%, 03/15/30
(b)
225,000 231,571
Cinemark USA, Inc.
5.250%, 07/15/28
(b)
50,000 49,945
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
160,000 157,787
Viking Cruises Ltd.
7.000%, 02/15/29
(b)
50,000 50,134

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
VOC Escrow Ltd.
5.000%, 02/15/28
(b)
50,000 49,935
Total 539,372
Life Insurance 0.6%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3
Somerset Inves
7.875%, 11/01/29
(b)
85,000 86,254
Athene Holding Ltd.
3.500%, 01/15/31 75,000 71,128
4.125%, 01/12/28 19,000 19,000
Brighthouse Financial, Inc.
3.700%, 06/22/27 25,000 24,744
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 86,495
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 49,466
3.900%, 04/05/32 168,000 159,911
Jackson Financial, Inc.
3.125%, 11/23/31 100,000 90,973
Lincoln National Corp.
3.050%, 01/15/30 41,000 39,073
Prudential Financial, Inc.
3.700%, (US 5 Year CMT T-Note +
3.035%), 10/01/50
(c)
100,000 93,247
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(c)
10,000 9,879
5.700%, (3-month USD SOFRRATE
+ 2.665%), 09/15/48
(c)
25,000 25,271
Sagicor Financial Co. Ltd.
5.300%, 05/13/28
(b)
50,000 49,948
Total 805,389
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29
(b)
119,000 115,815
4.875%, 01/15/30 25,000 25,039
5.875%, 04/01/29
(b)
50,000 51,176
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 85,295
Marriott International, Inc.
Series HH, 2.850%, 04/15/31 60,000 55,654
Marriott International, Inc./MD
Series FF, 4.625%, 06/15/30 100,000 101,303
Travel + Leisure Co.
4.500%, 12/01/29
(b)
75,000 73,072
Total 507,354
Media and Entertainment 0.9%
Applovin Corp.
5.375%, 12/01/31 50,000 51,678
Discovery Communications LLC
3.625%, 05/15/30 150,000 138,677
3.950%, 03/20/28 50,000 49,135
4.125%, 05/15/29 50,000 48,553
Fox Corp.
3.500%, 04/08/30 100,000 96,981
4.709%, 01/25/29 25,000 25,361
Lamar Media Corp.
3.750%, 02/15/28 50,000 49,083
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
4.000%, 02/15/30 40,000 38,681
Omnicom Group, Inc.
4.200%, 06/01/30 100,000 99,372
4.650%, 10/01/28 50,000 50,442
Paramount Global
2.900%, 01/15/27 50,000 49,213
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(c)
60,000 56,396
7.875%, 07/30/30 40,000 42,992
ROBLOX Corp.
3.875%, 05/01/30
(b)
40,000 38,300
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 61,138
TEGNA, Inc.
4.625%, 03/15/28 80,000 79,407
5.000%, 09/15/29 75,000 74,467
Warnermedia Holdings, Inc.
4.054%, 03/15/29 180,000 174,899
Total 1,224,775
Media Cable 0.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 59,640
Metals and Mining 0.7%
Alcoa Nederland Holding BV
4.125%, 03/31/29
(b)
38,000 37,409
AngloGold Ashanti Holdings PLC
3.750%, 10/01/30 142,000 136,715
ArcelorMittal SA
6.550%, 11/29/27 100,000 104,114
Cleveland-Cliffs, Inc.
6.750%, 04/15/30
(b)
50,000 51,287
6.875%, 11/01/29
(b)
145,000 150,731
Fortescue Treasury Pty Ltd.
4.500%, 09/15/27
(b)
70,000 70,096
Freeport-McMoRan, Inc.
4.625%, 08/01/30 50,000 50,406
5.000%, 09/01/27 50,000 50,007
Mineral Resources Ltd.
9.250%, 10/01/28
(b)
100,000 105,032
Reliance, Inc.
2.150%, 08/15/30 50,000 45,448
Steel Dynamics, Inc.
3.250%, 01/15/31 50,000 47,399
Vale Overseas Ltd.
3.750%, 07/08/30 50,000 48,284
Yamana Gold, Inc.
2.630%, 08/15/31 40,000 36,190
Total 933,118
Midstream 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(b)
60,000 60,092
Boardwalk Pipelines LP
3.400%, 02/15/31 50,000 47,243
3.600%, 09/01/32 100,000 93,402
Buckeye Partners LP
3.950%, 12/01/26 85,000 84,490
4.500%, 03/01/28
(b)
50,000 49,723

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
14 Columbia Short Duration Bond ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.750%, 02/01/30
(b)
50,000 52,333
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 50,000 48,927
5.125%, 06/30/27 100,000 100,946
Cheniere Energy Partners LP
3.250%, 01/31/32 50,000 46,146
4.000%, 03/01/31 50,000 48,691
DCP Midstream Operating LP
3.250%, 02/15/32 124,000 114,082
DT Midstream, Inc.
4.125%, 06/15/29
(b)
50,000 49,438
Enbridge, Inc.
6.200%, 11/15/30 60,000 64,478
Energy Transfer LP
3.750%, 05/15/30 60,000 58,447
6.400%, 12/01/30 50,000 54,112
Hess Midstream Operations LP
4.250%, 02/15/30
(b)
25,000 24,418
5.875%, 03/01/28
(b)
150,000 152,861
6.500%, 06/01/29
(b)
60,000 62,105
Kinder Morgan, Inc.
2.000%, 02/15/31 60,000 53,819
4.300%, 03/01/28 10,000 10,062
Series GMTN, 7.750%, 01/15/32 25,000 29,083
Kinetik Holdings LP
6.625%, 12/15/28
(b)
60,000 61,810
MPLX LP
2.650%, 08/15/30 36,000 33,378
4.800%, 02/15/31 150,000 151,680
National Fuel Gas Co.
3.950%, 09/15/27 40,000 39,872
NuStar Logistics LP
5.625%, 04/28/27 110,000 111,090
ONEOK, Inc.
3.100%, 03/15/30 76,000 72,125
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 50,000 48,713
3.800%, 09/15/30 55,000 53,549
Rockies Express Pipeline LLC
4.950%, 07/15/29
(b)
100,000 99,727
Sabine Pass Liquefaction LLC
4.200%, 03/15/28 50,000 50,125
4.500%, 05/15/30 60,000 60,324
Sunoco LP
4.500%, 10/01/29
(b)
150,000 147,135
4.625%, 05/01/30
(b)
100,000 97,546
5.875%, 07/15/27
(b)
50,000 50,076
7.000%, 05/01/29
(b)
50,000 51,974
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 40,000 40,050
7.000%, 09/15/28
(b)
50,000 51,598
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 210,000 213,919
TC PipeLines LP
3.900%, 05/25/27 50,000 49,893
TransCanada PipeLines Ltd.
4.100%, 04/15/30 50,000 49,475
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(b)
150,000 142,531
6.250%, 01/15/30
(b)
125,000 128,116
Venture Global LNG, Inc.
7.000%, 01/15/30
(b)
150,000 150,936
8.125%, 06/01/28
(b)
120,000 122,860
9.500%, 02/01/29
(b)
210,000 223,727
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30
(b)
150,000 154,407
Western Midstream Operating LP
4.050%, 02/01/30 126,000 123,545
4.800%, 03/01/31 150,000 149,976
Williams Cos, Inc. (The)
2.600%, 03/15/31 100,000 91,495
Williams Cos., Inc. (The)
3.750%, 06/15/27 85,000 84,791
Total 4,211,341
Natural Gas 0.3%
NiSource, Inc.
3.490%, 05/15/27 50,000 49,714
3.600%, 05/01/30 100,000 97,435
5.250%, 03/30/28 100,000 102,504
Sempra
6.375%, (US 5 Year CMT T-Note +
2.632%), 04/01/56
(c)
50,000 51,080
Southwest Gas Corp.
5.450%, 03/23/28 80,000 82,054
Total 382,787
Office REIT 0.3%
Boston Properties LP
4.500%, 12/01/28 80,000 80,559
Cousins Properties LP
5.375%, 02/15/32 25,000 25,778
CubeSmart LP
2.000%, 02/15/31 60,000 53,126
Highwoods Realty LP
3.050%, 02/15/30 55,000 51,349
Kilroy Realty LP
4.250%, 08/15/29 20,000 19,650
4.750%, 12/15/28 25,000 25,130
Piedmont Operating Partnership LP
2.750%, 04/01/32 200,000 173,017
Total 428,609
Oil Field Services 0.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(b)
50,000 50,126
Helmerich & Payne, Inc.
4.850%, 12/01/29 50,000 50,560
Kodiak Gas Services LLC
7.250%, 02/15/29
(b)
50,000 51,882
Noble Finance II LLC
8.000%, 04/15/30
(b)
50,000 52,112
Patterson-UTI Energy, Inc.
5.150%, 11/15/29 50,000 50,586
Tidewater, Inc.
9.125%, 07/15/30
(b)
50,000 54,075

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
WBI Operating LLC
6.250%, 10/15/30
(b)
50,000 50,555
Total 359,896
Other Financial Institutions 0.2%
Credit Acceptance Corp.
6.625%, 03/15/30
(b)
75,000 75,315
Encore Capital Group, Inc.
9.250%, 04/01/29
(b)
50,000 52,585
HA Sustainable Infrastructure Capital, Inc.
6.150%, 01/15/31 50,000 51,268
Howard Hughes Corp. (The)
4.125%, 02/01/29
(b)
100,000 96,777
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 8,000 8,007
PRA Group, Inc.
8.875%, 01/31/30
(b)
50,000 50,328
Total 334,280
Other Industry 0.4%
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.000%, 05/21/30
(b)
200,000 208,727
Dycom Industries, Inc.
4.500%, 04/15/29
(b)
20,000 19,659
Fluor Corp.
4.250%, 09/15/28 50,000 49,627
Hillenbrand, Inc.
6.250%, 02/15/29 75,000 75,846
Jacobs Engineering Group, Inc.
6.350%, 08/18/28 50,000 52,564
Quanta Services, Inc.
2.900%, 10/01/30 40,000 37,519
Williams Scotsman, Inc.
6.625%, 06/15/29
(b)
65,000 67,155
Total 511,097
Other REIT 0.9%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 50,000 42,433
4.900%, 12/15/30 50,000 50,795
Americold Realty Operating Partnership LP
5.600%, 05/15/32 50,000 50,692
Arbor Realty SR, Inc.
7.875%, 07/15/30
(b)
100,000 91,755
Brandywine Operating Partnership LP
8.875%, 04/12/29 150,000 161,068
Digital Realty Trust LP
3.700%, 08/15/27 50,000 49,780
EPR Properties
3.600%, 11/15/31 35,000 32,450
Extra Space Storage LP
5.900%, 01/15/31 60,000 63,474
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30 25,000 23,818
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(b)
95,000 94,198
5.500%, 08/01/30 50,000 51,389
Rexford Industrial Realty LP
2.125%, 12/01/30 100,000 89,499
2.150%, 09/01/31 10,000 8,773
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 29,586
RLJ Lodging Trust LP
3.750%, 07/01/26
(b)
50,000 49,732
Starwood Property Trust, Inc.
5.250%, 10/15/28
(b)
50,000 50,297
6.500%, 07/01/30
(b)
50,000 52,027
6.500%, 10/15/30
(b)
50,000 52,118
7.250%, 04/01/29
(b)
35,000 36,935
Sun Communities Operating LP
2.300%, 11/01/28 128,000 121,833
WP Carey, Inc.
2.400%, 02/01/31 50,000 45,149
4.650%, 07/15/30 50,000 50,317
Total 1,298,118
Other Utility 0.2%
American Water Capital Corp.
2.300%, 06/01/31 45,000 40,661
3.750%, 09/01/28 100,000 99,538
Essential Utilities, Inc.
3.566%, 05/01/29 125,000 122,583
Total 262,782
Packaging 0.3%
Amcor Group Finance PLC
5.450%, 05/23/29 50,000 51,899
Avery Dennison Corp.
2.650%, 04/30/30 50,000 46,718
4.875%, 12/06/28 50,000 50,944
Ball Corp.
2.875%, 08/15/30 75,000 69,024
6.000%, 06/15/29 60,000 61,843
Berry Global, Inc.
5.800%, 06/15/31 60,000 63,478
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 101,575
Total 445,481
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 84,162
Rayonier LP
2.750%, 05/17/31 50,000 45,372
Suzano Austria GmbH
3.750%, 01/15/31 110,000 103,860
Weyerhaeuser Co.
4.000%, 04/15/30 125,000 123,157
Total 356,551
Pharmaceuticals 1.2%
Amgen, Inc.
5.250%, 03/02/30 420,000 435,834
Biogen, Inc.
2.250%, 05/01/30 20,000 18,385
CVS Health Corp.
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(c)
150,000 156,841
Elanco Animal Health, Inc.
6.650%, 08/28/28 100,000 104,242

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
16 Columbia Short Duration Bond ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Jazz Securities DAC
4.375%, 01/15/29
(b)
200,000 196,850
Mylan, Inc.
4.550%, 04/15/28 100,000 100,285
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 196,154
Royalty Pharma PLC
2.150%, 09/02/31 150,000 132,494
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 2,000 1,991
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 200,000 182,875
Zoetis, Inc.
2.000%, 05/15/30 25,000 22,885
5.600%, 11/16/32 100,000 106,026
Total 1,654,862
Property & Casualty 0.8%
Aon Corp.
2.800%, 05/15/30 110,000 103,777
Arthur J Gallagher & Co.
4.600%, 12/15/27 50,000 50,599
AXIS Specialty Finance LLC
3.900%, 07/15/29 15,000 14,859
Brown & Brown, Inc.
4.200%, 03/17/32 125,000 120,865
CNA Financial Corp.
3.450%, 08/15/27 85,000 84,227
Enstar Group Ltd.
3.100%, 09/01/31 50,000 44,861
Fairfax Financial Holdings Ltd.
4.850%, 04/17/28 95,000 96,333
Fidelity National Financial, Inc.
2.450%, 03/15/31 100,000 89,500
4.500%, 08/15/28 50,000 50,361
Horace Mann Educators Corp.
4.700%, 10/01/30 50,000 49,820
Kemper Corp.
2.400%, 09/30/30 50,000 44,668
3.800%, 02/23/32 50,000 46,356
Markel Group, Inc.
3.500%, 11/01/27 60,000 59,500
Mercury General Corp.
4.400%, 03/15/27 25,000 24,995
Radian Group, Inc.
4.875%, 03/15/27 38,000 38,145
6.200%, 05/15/29 50,000 52,515
Stewart Information Services Corp.
3.600%, 11/15/31 50,000 45,143
Willis North America, Inc.
2.950%, 09/15/29 60,000 57,297
Total 1,073,821
Railroads 0.1%
Canadian Pacific Railway Co.
2.050%, 03/05/30 25,000 23,019
2.450%, 12/02/31 50,000 44,941
Norfolk Southern Corp.
2.300%, 05/15/31 50,000 45,251
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
3.000%, 03/15/32 22,000 20,304
Total 133,515
Refining 0.5%
HF Sinclair Corp.
5.000%, 02/01/28 50,000 50,020
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 49,765
5.150%, 03/01/30 50,000 51,477
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 140,000 139,738
7.875%, 09/15/30
(b)
100,000 100,152
Phillips 66
2.150%, 12/15/30 125,000 112,810
3.900%, 03/15/28 40,000 39,918
Phillips 66 Co.
5.250%, 06/15/31 50,000 51,826
Valero Energy Corp.
5.150%, 02/15/30 50,000 51,484
7.500%, 04/15/32 50,000 57,432
Total 704,622
Restaurants 0.5%
1011778 BC ULC / New Red Finance, Inc.
3.500%, 02/15/29
(b)
50,000 48,222
3.875%, 01/15/28
(b)
40,000 39,409
5.625%, 09/15/29
(b)
90,000 91,563
6.125%, 06/15/29
(b)
100,000 102,533
Darden Restaurants, Inc.
3.850%, 05/01/27 50,000 49,890
4.550%, 10/15/29 50,000 50,482
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 50,000 47,721
Series MTN, 3.800%, 04/01/28 80,000 79,939
Starbucks Corp.
2.550%, 11/15/30 50,000 46,320
3.000%, 02/14/32 100,000 92,367
Yum! Brands, Inc.
4.750%, 01/15/30
(b)
100,000 99,778
Total 748,224
Retail REIT 0.1%
Agree LP
2.000%, 06/15/28 45,000 43,002
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 39,402
Store Capital LLC
4.500%, 03/15/28 80,000 80,277
Total 162,681
Retailers 1.6%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(b)
100,000 101,579
Asbury Automotive Group, Inc.
4.625%, 11/15/29
(b)
100,000 98,391
AutoNation, Inc.
2.400%, 08/01/31 150,000 132,770
AutoZone, Inc.
1.650%, 01/15/31 75,000 65,779
4.000%, 04/15/30 24,000 23,698

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Belron UK Finance PLC
5.750%, 10/15/29
(b)
50,000 50,965
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 50,000 46,046
Dollar General Corp.
3.500%, 04/03/30 50,000 48,272
Gap, Inc. (The)
3.625%, 10/01/29
(b)
100,000 95,081
Genuine Parts Co.
6.500%, 11/01/28 50,000 52,770
Group 1 Automotive, Inc.
4.000%, 08/15/28
(b)
175,000 171,402
6.375%, 01/15/30
(b)
100,000 102,742
Lithia Motors, Inc.
4.375%, 01/15/31
(b)
50,000 48,116
5.500%, 10/01/30
(b)
50,000 50,342
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 83,959
3.750%, 04/01/32 125,000 119,959
Nordstrom, Inc.
4.375%, 04/01/30 50,000 47,754
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 79,559
PVH Corp.
5.500%, 06/13/30 50,000 50,833
Rakuten Group, Inc.
9.750%, 04/15/29
(b)
200,000 224,021
11.250%, 02/15/27
(b)
200,000 212,760
Tapestry, Inc.
4.125%, 07/15/27 50,000 50,019
5.100%, 03/11/30 50,000 51,251
Tractor Supply Co.
1.750%, 11/01/30 50,000 44,405
VF Corp.
2.950%, 04/23/30 50,000 45,542
Wayfair LLC
7.250%, 10/31/29
(b)
50,000 52,181
7.750%, 09/15/30
(b)
100,000 106,521
Total 2,256,717
Supermarkets 0.4%
Ahold Finance USA LLC
6.875%, 05/01/29 75,000 81,179
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(b)
100,000 96,014
4.625%, 01/15/27
(b)
40,000 39,990
4.875%, 02/15/30
(b)
100,000 98,726
6.500%, 02/15/28
(b)
160,000 162,599
Kroger Co. (The)
4.500%, 01/15/29 40,000 40,548
Total 519,056
Technology 4.4%
Amdocs Ltd.
2.538%, 06/15/30 100,000 91,874
APLD ComputeCo LLC
9.250%, 12/15/30
(b)
250,000 259,729
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Arrow Electronics, Inc.
2.950%, 02/15/32 100,000 89,494
Autodesk, Inc.
2.400%, 12/15/31 25,000 22,275
2.850%, 01/15/30 30,000 28,449
Avnet, Inc.
3.000%, 05/15/31 50,000 45,383
5.500%, 06/01/32 50,000 50,897
Block, Inc.
2.750%, 06/01/26 35,000 34,797
5.625%, 08/15/30
(b)
50,000 50,893
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 50,000 48,268
3.569%, 12/01/31 75,000 70,021
5.100%, 03/01/30 50,000 50,964
CGI, Inc.
2.300%, 09/14/31 100,000 88,521
4.950%, 03/14/30 50,000 50,643
Cipher Compute LLC
7.125%, 11/15/30
(b)
150,000 154,536
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(b)
50,000 47,199
Concentrix Corp.
6.600%, 08/02/28 50,000 51,963
Crowdstrike Holdings, Inc.
3.000%, 02/15/29 75,000 71,748
Dell International LLC / EMC Corp.
4.750%, 10/06/32 100,000 99,669
5.300%, 10/01/29 60,000 61,880
Elastic NV
4.125%, 07/15/29
(b)
50,000 48,069
Entegris, Inc.
5.950%, 06/15/30
(b)
50,000 50,983
Equifax, Inc.
3.100%, 05/15/30 60,000 56,893
5.100%, 06/01/28 50,000 51,067
Equinix, Inc.
3.200%, 11/18/29 60,000 57,755
3.900%, 04/15/32 100,000 96,144
FactSet Research Systems, Inc.
2.900%, 03/01/27 25,000 24,695
Fair Isaac Corp.
4.000%, 06/15/28
(b)
80,000 78,688
Fidelity National Information Services, Inc.
2.250%, 03/01/31 275,000 246,006
Fiserv, Inc.
2.650%, 06/01/30 25,000 23,090
3.500%, 07/01/29 100,000 97,170
4.550%, 02/15/31 100,000 99,374
Flash Compute LLC
7.250%, 12/31/30
(b)
100,000 100,349
Fortinet, Inc.
2.200%, 03/15/31 20,000 17,943
Gen Digital, Inc.
6.750%, 09/30/27
(b)
25,000 25,235
7.125%, 09/30/30
(b)
125,000 128,108

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
18 Columbia Short Duration Bond ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Global Payments, Inc.
5.200%, 11/15/32 25,000 25,021
Hewlett Packard Enterprise Co.
4.550%, 10/15/29 50,000 50,367
4.850%, 10/15/31 100,000 100,781
HP, Inc.
3.000%, 06/17/27 40,000 39,468
4.000%, 04/15/29 55,000 54,450
Imola Merger Corp.
4.750%, 05/15/29
(b)
130,000 128,007
Intel Corp.
2.450%, 11/15/29 50,000 46,804
3.900%, 03/25/30 130,000 127,544
4.875%, 02/10/28 50,000 50,790
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 49,946
4.875%, 09/15/29
(b)
100,000 98,606
5.000%, 07/15/28
(b)
100,000 99,652
5.250%, 07/15/30
(b)
100,000 98,983
7.000%, 02/15/29
(b)
50,000 51,389
Jabil, Inc.
3.600%, 01/15/30 50,000 48,408
Juniper Networks, Inc.
2.000%, 12/10/30 150,000 133,371
Keysight Technologies, Inc.
3.000%, 10/30/29 110,000 105,434
Leidos, Inc.
2.300%, 02/15/31 50,000 45,030
Marvell Technology, Inc.
2.950%, 04/15/31 50,000 46,305
Microchip Technology, Inc.
5.050%, 02/15/30 100,000 102,266
Micron Technology, Inc.
5.300%, 01/15/31 100,000 103,843
Moody's Corp.
4.250%, 02/01/29 25,000 25,207
Motorola Solutions, Inc.
4.600%, 02/23/28 40,000 40,426
NetApp, Inc.
5.500%, 03/17/32 15,000 15,570
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 150,000 135,769
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
44,000 43,098
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 58,072
Oracle Corp.
4.800%, 09/26/32 475,000 459,741
Paychex, Inc.
5.350%, 04/15/32 60,000 62,011
PTC, Inc.
4.000%, 02/15/28
(b)
17,000 16,749
Qorvo, Inc.
4.375%, 10/15/29 30,000 29,547
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 47,907
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Sensata Technologies BV
5.875%, 09/01/30
(b)
50,000 50,750
Skyworks Solutions, Inc.
3.000%, 06/01/31 50,000 45,387
Synopsys, Inc.
4.850%, 04/01/30 100,000 102,040
5.000%, 04/01/32 125,000 127,805
TR Finance LLC
3.350%, 05/15/26 25,000 24,924
TTM Technologies, Inc.
4.000%, 03/01/29
(b)
50,000 48,574
Twilio, Inc.
3.625%, 03/15/29 60,000 57,557
VMware LLC
2.200%, 08/15/31 100,000 89,007
3.900%, 08/21/27 40,000 40,055
Western Digital Corp.
2.850%, 02/01/29 18,000 17,175
4.750%, 02/15/26 14,000 14,000
Western Union Co. (The)
2.750%, 03/15/31 15,000 13,809
Workday, Inc.
3.500%, 04/01/27 50,000 49,746
3.700%, 04/01/29 100,000 98,646
WULF Compute LLC
7.750%, 10/15/30
(b)
300,000 312,859
Total 6,303,668
Tobacco 0.3%
Altria Group, Inc.
3.400%, 05/06/30 185,000 178,358
BAT Capital Corp.
2.259%, 03/25/28 275,000 265,105
3.557%, 08/15/27 33,000 32,794
Total 476,257
Transportation Services 0.3%
FedEx Corp.
2.400%, 05/15/31 50,000 45,554
3.100%, 08/05/29 100,000 96,477
GXO Logistics, Inc.
2.650%, 07/15/31 50,000 45,156
Rand Parent LLC
8.500%, 02/15/30
(b)
30,000 31,350
Seaspan Corp.
5.500%, 08/01/29
(b)
150,000 142,625
Triton Container International Ltd. / Tal International Container Corp.
3.250%, 03/15/32 50,000 45,496
Total 406,658
Wireless 1.2%
American Tower Corp.
1.875%, 10/15/30 70,000 62,596
2.900%, 01/15/30 50,000 47,460
Crown Castle, Inc.
2.250%, 01/15/31 50,000 44,721
3.800%, 02/15/28 60,000 59,613
Rogers Communications, Inc.
5.000%, 02/15/29 100,000 102,040

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 19
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(c)
100,000 99,760
SBA Communications Corp.
3.125%, 02/01/29 101,000 96,487
3.875%, 02/15/27 152,000 150,918
Sprint Capital Corp.
6.875%, 11/15/28 25,000 26,816
8.750%, 03/15/32 100,000 121,103
T-Mobile USA, Inc.
2.550%, 02/15/31 605,000 553,151
3.500%, 04/15/31 100,000 95,514
Vodafone Group PLC
4.375%, 05/30/28 50,000 50,786
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(c)
150,000 158,169
7.875%, 02/15/30 50,000 56,808
Zegona Finance PLC
8.625%, 07/15/29
(b)
50,000 52,817
Total 1,778,759
Wirelines 1.1%
AT&T, Inc.
2.750%, 06/01/31 110,000 101,124
4.300%, 02/15/30 50,000 50,035
4.350%, 03/01/29 115,000 115,801
Bell Telephone Co. of Canada or Bell Canada
6.875%, (US 5 Year CMT T-Note +
2.390%), 09/15/55
(c)
50,000 51,704
British Telecommunications PLC
5.125%, 12/04/28 85,000 87,204
9.625%, 12/15/30 100,000 121,630
Deutsche Telekom International Finance BV
8.750%, 06/15/30 60,000 69,960
Orange SA
9.000%, 03/01/31 50,000 59,990
Telefonica Europe BV
8.250%, 09/15/30 120,000 137,431
TELUS Corp.
3.400%, 05/13/32 50,000 46,146
3.700%, 09/15/27 50,000 49,667
6.625%, (US 5 Year CMT T-Note +
2.769%), 10/15/55
(c)
50,000 51,114
Verizon Communications, Inc.
2.355%, 03/15/32 200,000 176,183
4.016%, 12/03/29 425,000 422,648
Total 1,540,637
Total
Corporate Bonds
(Cost $69,558,064) 70,259,960
Foreign Government Obligations
(d)
19.8%
Principal
Amount
($) Value ($)
Brazil 1.7%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 200,488
4.500%, 05/30/29 200,000 198,735
3.875%, 06/12/30 220,000 210,614
3.750%, 09/12/31 400,000 370,575
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
6.250%, 03/18/31 400,000 418,978
5.500%, 11/06/30 400,000 407,077
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 204,283
5.125%, 09/10/30 350,000 346,031
Total 2,356,781
Chile 0.3%
Corp Nacional del Cobre de Chile
Series REGS, 3.000%, 09/30/29 200,000 190,110
Series REGS, 3.150%, 01/14/30 200,000 190,124
Total 380,234
China 0.9%
CFAMC III Co. Ltd.
Series EMTN, 4.250%, 11/07/27 200,000 199,122
Charming Light Investments Ltd.
Series E, 4.375%, 12/21/27 200,000 200,515
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 202,280
China Construction Bank Corp.
2.850%, (US 5 Year CMT T-Note +
1.400%), 01/21/32
(c)
200,000 197,483
China Taiping Insurance Holdings Co Ltd.
6.400%, (US 5 Year CMT T-Note +
2.072%), 09/09/74
(c)
200,000 208,976
CNAC HK Finbridge Co. Ltd
3.000%, 09/22/30 400,000 376,356
Total 1,384,732
Colombia 1.4%
Colombia Government International Bond
4.500%, 03/15/29 200,000 194,336
3.000%, 01/30/30 400,000 359,400
3.125%, 04/15/31 400,000 346,562
7.375%, 04/25/30 200,000 209,981
6.125%, 01/21/31 200,000 199,819
Ecopetrol SA
6.875%, 04/29/30 200,000 202,403
4.625%, 11/02/31 200,000 178,887
8.625%, 01/19/29 200,000 214,272
Empresas Publicas de Medellin ESP
Series REGS, 4.250%, 07/18/29 200,000 188,304
Total 2,093,964
Costa Rica 0.2%
Costa Rica Government International Bond
Series REGS, 6.125%, 02/19/31 200,000 208,767
Dominican Republic 0.8%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 300,000 304,534
Series REGS, 5.950%, 01/25/27 172,000 174,262
Series REGS, 4.500%, 01/30/30 400,000 390,482
Series REGS, 7.050%, 02/03/31 300,000 320,918
Total 1,190,196
Hungary 1.2%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 200,000 203,523
Series REGS, 6.125%, 05/22/28 200,000 207,216
Series REGS, 2.125%, 09/22/31 400,000 343,884
Series REGS, 5.375%, 09/26/30 400,000 409,209

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
20 Columbia Short Duration Bond ETF | 2026
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 205,273
MFB Magyar Fejlesztesi Bank Zrt
6.500%, 06/29/28 200,000 208,054
Total 1,577,159
India 0.4%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 198,574
Series REGS, 2.250%, 01/13/31 200,000 179,650
Greenko Wind Projects Mauritius Ltd.
Series REGS, 7.250%, 09/27/28 200,000 204,401
Total 582,625
Indonesia 2.0%
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 200,000 206,373
Indonesia Government International Bond
2.850%, 02/14/30 200,000 189,073
3.850%, 10/15/30 200,000 196,077
1.850%, 03/12/31 200,000 176,177
Series REGS, 4.350%, 01/08/27 200,000 200,962
Pertamina Hulu Energi PT
Series REGS, 5.250%, 05/21/30 200,000 203,400
Perusahaan Penerbit SBSN
Series REGS, 5.000%, 05/25/30 200,000 204,713
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 200,000 200,384
Series REGS, 4.450%, 02/20/29 200,000 201,307
Series REGS, 2.800%, 06/23/30 200,000 186,722
Series REGS, 4.400%, 06/06/27 200,000 200,820
Series REGS, 4.500%, 12/01/30 200,000 199,455
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 199,382
Series REGS, 5.450%, 05/21/28 200,000 204,199
Total 2,769,044
Israel 0.1%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 197,802
Jordan 0.3%
Jordan Government International Bond
Series REGS, 5.850%, 07/07/30 200,000 200,944
Series REGS, 7.500%, 01/13/29 200,000 209,763
Total 410,707
Kazakhstan 0.4%
Kazakhstan Government International Bond
Series REGS, 4.412%, 10/28/30 275,000 272,185
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 200,000 204,728
Total 476,913
Mexico 2.0%
Eagle Funding Luxco Sarl
Series REGs, 5.500%, 08/17/30 200,000 203,102
Mexico Government International Bond
Series MTN, 8.300%, 08/15/31 225,000 265,908
3.750%, 01/11/28 200,000 198,018
4.500%, 04/22/29 200,000 200,542
3.250%, 04/16/30 200,000 188,269
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
2.659%, 05/24/31 500,000 444,991
6.000%, 05/13/30 200,000 208,713
4.750%, 03/22/31 400,000 394,720
Petroleos Mexicanos
6.500%, 01/23/29 150,000 153,226
6.840%, 01/23/30 350,000 358,208
5.950%, 01/28/31 400,000 389,621
Total 3,005,318
Morocco 0.2%
Morocco Government International Bond
Series REGS, 5.950%, 03/08/28 250,000 256,856
Oman 1.0%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 400,000 416,631
Series REGS, 6.250%, 01/25/31 200,000 212,348
Series REGS, 6.750%, 10/28/27 200,000 207,630
Series REGS, 5.625%, 01/17/28 400,000 408,107
Oman Sovereign Sukuk Co.
Series REGS, 4.875%, 06/15/30 200,000 203,304
Total 1,448,020
Panama 0.7%
Banco Nacional de Panama
Series REGS, 2.500%, 08/11/30 200,000 177,391
Panama Government International Bond
3.875%, 03/17/28 400,000 394,022
3.160%, 01/23/30 200,000 187,701
7.500%, 03/01/31 200,000 220,230
Total 979,344
Paraguay 0.1%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 200,000 201,555
Peru 0.3%
Peruvian Government International Bond
2.783%, 01/23/31 400,000 369,177
Philippines 1.0%
Philippine Government International Bond
9.500%, 02/02/30 200,000 238,746
7.750%, 01/14/31 400,000 460,922
6.375%, 01/15/32 200,000 220,260
3.000%, 02/01/28 200,000 196,172
2.457%, 05/05/30 200,000 186,005
ROP Sukuk Trust
Series REGS, 5.045%, 06/06/29 200,000 204,679
Total 1,506,784
Romania 0.8%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 170,000 172,420
Series REGS, 3.000%, 02/14/31 200,000 182,222
Series REGS, 5.875%, 01/30/29 200,000 206,358
Series REGS, 6.625%, 02/17/28 200,000 208,393
Series REGS, 5.750%, 09/16/30 400,000 412,484
Total 1,181,877
Serbia 0.3%
Serbia International Bond
Series REGS, 2.125%, 12/01/30 400,000 351,571
South Africa 0.9%

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026 21
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Eskom Holdings
Series REGS, 6.350%, 08/10/28 200,000 206,248
Republic of South Africa Government
International Bond
Series 12Y, 4.300%, 10/12/28 200,000 198,012
Series 10Y, 4.850%, 09/27/27 200,000 201,778
Series 12Y, 5.875%, 06/22/30 200,000 205,774
Series 10Y, 4.850%, 09/30/29 400,000 398,963
Total 1,210,775
Turkey 1.9%
Hazine Mustesarligi Varlik Kiralama AS
Series REGS, 6.500%, 04/26/30 200,000 206,931
Series REGS, 8.509%, 01/14/29 200,000 218,704
Series REGS, 6.750%, 09/01/30 200,000 208,823
Turkey Government International Bond
Series 10Y, 6.000%, 03/25/27 200,000 203,766
Turkiye Government International Bond
Series 10Y, 5.125%, 02/17/28 200,000 200,878
Series 11Y, 6.125%, 10/24/28 200,000 205,453
Series 10Y, 7.625%, 04/26/29 200,000 213,219
Series 10Y, 5.250%, 03/13/30 200,000 197,266
Series 10Y, 5.950%, 01/15/31 300,000 300,034
Series 5Y, 9.875%, 01/15/28 200,000 218,791
Series 6Y, 9.375%, 03/14/29 200,000 222,713
9.125%, 07/13/30 200,000 226,753
Total 2,623,331
United Arab Emirates 0.7%
DP World Crescent Ltd.
Series REGS, 4.848%, 09/26/28 400,000 403,061
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 400,000 375,207
Series EMTN, 4.226%, 03/14/28 200,000 196,966
Total 975,234
Uruguay 0.2%
Uruguay Government International Bond
4.375%, 10/27/27 133,333 134,049
4.375%, 01/23/31 200,000 202,081
Total 336,130
Total Foreign Government Obligations
(Cost $27,728,114) 28,074,896
Residential Mortgage-Backed Securities - Agency 10.0%
Principal
Amount
($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
4.000%, 02/15/41
(e)
1,224,000 1,207,201
4.500%, 02/15/41
(e)
3,244,300 3,247,010
5.000%, 02/15/41
(e)
4,874,000 4,928,716
5.500%, 02/15/41
(e)
3,665,400 3,745,541
6.000%, 02/15/41
(e)
995,000 1,030,747
Total 14,159,215
Total Residential Mortgage-Backed
Securities - Agency
(Cost $14,190,199) 14,159,215
Treasury Bills 7.0%
Issue
Description
Principal
Amount
($) Value ($)
United States 7.0%
U.S. Treasury Bill
3.611%, 03/05/26 5,000,000 4,984,502
3.611%, 03/19/26 3,000,000 2,986,424
3.851%, 02/12/26 2,000,000 1,998,006
Total 9,968,932
Total Treasury Bills
(Cost $9,968,334) 9,968,932
Money Market Funds 2.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.567%
(f)
3,940,824 3,940,824
Total Money Market Funds
(Cost $3,940,824) 3,940,824
Total Investments in Securities
(Cost $153,720,118) 154,830,280
Other Assets & Liabilities, Net (12,774,661)
Net Assets 142,055,619

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2026 (Unaudited)
22 Columbia Short Duration Bond ETF | 2026
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $22,816,524, which represents 16.06% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT314_10_T01_(03/26)
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